EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Jul. 05, 2017	Jun. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Gain or loss on equity instruments			R$ 0
Acquisition of shares in the financial market (in shares)	661	45
Acquisition of shares in the financial market	R$ (32)
Transfer of lawsuits concerning judicial proceedings				R$ 2	R$ 17
Unit issue price	R$ 45.26	R$ 47.31
Preferred shares
EQUITY
Acquisition of shares in the financial market (in shares)	661	45
Transfer of lawsuits concerning judicial proceedings (in shares)			(62)	(62)
Acquisition of shares in the financial market	R$ (32)	R$ (2)
Unit issue price	R$ 45.26	R$ 47.31
Treasury shares
EQUITY
Balance (in shares)			2,291,147	2,290,503
Acquisition of shares in the financial market (in shares)				(706)
Transfer of lawsuits concerning judicial proceedings (in shares)				(62)
Balance (in shares)			2,291,147	2,291,147	2,290,503
Balance			R$ (87,820)	R$ (87,790)
Acquisition of shares in the financial market				(32)
Transfer of lawsuits concerning judicial proceedings				2	R$ 15
Balance			R$ (87,820)	R$ (87,820)	R$ (87,790)
Treasury shares | Common shares
EQUITY
Balance (in shares)			2,290,164	2,290,164
Balance (in shares)			2,290,164	2,290,164	2,290,164
Treasury shares | Preferred shares
EQUITY
Balance (in shares)			983	339
Acquisition of shares in the financial market (in shares)				(706)
Transfer of lawsuits concerning judicial proceedings (in shares)				(62)
Balance (in shares)			983	983	339